Allowance for Doubtful Accounts	12 Months Ended
Dec. 31, 2012
Allowance For Doubtful Accounts Disclosure [Abstract]
Allowance For Doubtful Accounts Disclosure [Text Block]

6. Accounts Receivable - Allowance for Doubtful Accounts

The following table illustrates the change in the Company's allowance for doubtful accounts for the years ended December 31, 2012 and 2011.

	December 31
	2012	2011

Balance, beginning of the year	$5,250	$5,603
Additions, during the year	5,594	4,643
Written-off, uncollectible, during the year	(5,774)	(5,463)
Recoveries, during the year	869	503
Foreign currency translation adjustment, for the year	41	(36)
Balance, end of year	$5,980	$5,250